N-4	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-4/A
Entity Registrant Name	Nationwide Variable Account-5
Entity Central Index Key	0000914603
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Nationwide Personal Income Annuity New York
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 5 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 2% of the amount of purchase payments withdrawn.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $2,000.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. The
Nationwide Retirement Income Rider is included with all contracts, and currently there is no additional charge for election of the Joint Option for the Nationwide Retirement Income
Rider. In addition, currently there is only on Sub-Account available for direct allocation by the Contract Owner. Please refer to your contract specifications page for information about the specific fees you will pay each year.

	Annual Fee	Minimum	Maximum
	Base Contract	2.20%[1]	2.20%[1]
	Investment options (underlying mutual fund fees and expenses)	0.27%[2]	0.80%[2]
[1] Includes the Mortality and Expense Risk Charge (assessed as a percentage of Daily Net
Assets) and the Nationwide Retirement Income Rider charge (assessed as a percentage of Current Income Benefit Base).
2As a percentage of underlying mutual fund assets.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $2,314.61	Highest Annual Cost Estimate: $2,751.56
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or
withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No CDSC
• No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 5 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 2% of the amount of purchase payments withdrawn.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $2,000.

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 2,000
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. The
Nationwide Retirement Income Rider is included with all contracts, and currently there is no additional charge for election of the Joint Option for the Nationwide Retirement Income
Rider. In addition, currently there is only on Sub-Account available for direct allocation by the Contract Owner. Please refer to your contract specifications page for information about the specific fees you will pay each year.

	Annual Fee	Minimum	Maximum
	Base Contract	2.20%[1]	2.20%[1]
	Investment options (underlying mutual fund fees and expenses)	0.27%[2]	0.80%[2]
[1] Includes the Mortality and Expense Risk Charge (assessed as a percentage of Daily Net
Assets) and the Nationwide Retirement Income Rider charge (assessed as a percentage of Current Income Benefit Base).
2As a percentage of underlying mutual fund assets.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $2,314.61	Highest Annual Cost Estimate: $2,751.56
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or
withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No CDSC
• No additional purchase payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	2.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.20%
Base Contract (N-4) Footnotes [Text Block]	[1] Includes the Mortality and Expense Risk Charge (assessed as a percentage of Daily Net Assets) and the Nationwide Retirement Income Rider charge (assessed as a percentage of Current Income Benefit Base).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.80%
Investment Options Footnotes [Text Block]	2As a percentage of underlying mutual fund assets.
Lowest Annual Cost [Dollars]	$ 2,314.61
Highest Annual Cost [Dollars]	$ 2,751.56
Risks [Table Text Block]
RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 5 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment option(s) available under the contract. Currently, there is only one investment option available for direct allocation by the Contract Owner.
• Each investment option has its own unique risks. If the Contract Owner is not satisfied with the available investment option or it does not meet their investment objectives, their only course of action may be to surrender the contract and forego any of its benefits.
• Review the prospectus and disclosures for the available investment option before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	• Currently, only a single Sub-Account is available under the contract for direct allocation by the Contract Owner, and there are no alternative investment options available.• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds). If the current Sub-Account is substituted for another Sub-Account, the substitute Sub-Account will have a similar investment objective, investment strategy, and fees and expenses.
Optional Benefit Restrictions [Text Block]	• Nationwide reserves the right to discontinue offering any living benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.• Nationwide reserves the right to limit or restrict the investment options available for investment with the living benefits.• While withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.• Certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the living benefit.See Benefits Under the Contract.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix B: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation in the form of a commission for selling the contract. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected.The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	2%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	2%	2%	2%	2%	2%	0%
The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge may be assessed, as shown below.
Annual Contract Expenses
Base Contract Expense[1] (assessed as an annualized percentage of Daily Net Assets)	0.90%
Living Benefit Expenses[2](assessed annually as a percentage of the Current Income Benefit Base3)
Nationwide Retirement Income Rider Charge (included with all contracts)	1.30%
[1]Throughout this prospectus, the Base Contract Expense will be referred to as Mortality and Expense Risk Charge.[2]Unless otherwise indicated, charges for living benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).[3]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.27%	0.80%

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	2.00%
Base Contract Expense (of Average Account Value), Current [Percent]	0.90%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expense will be referred to as Mortality and Expense Risk Charge.
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	0.80%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,150
Surrender Expense, 1 Year, Minimum [Dollars]	4,594
Surrender Expense, 3 Years, Maximum [Dollars]	11,626
Surrender Expense, 3 Years, Minimum [Dollars]	9,969
Surrender Expense, 5 Years, Maximum [Dollars]	16,344
Surrender Expense, 5 Years, Minimum [Dollars]	13,607
Surrender Expense, 10 Years, Maximum [Dollars]	34,256
Surrender Expense, 10 Years, Minimum [Dollars]	28,932
Annuitized Expense, 3 Years, Maximum [Dollars]	9,626
Annuitized Expense, 3 Years, Minimum [Dollars]	7,969
Annuitized Expense, 5 Years, Maximum [Dollars]	16,344
Annuitized Expense, 5 Years, Minimum [Dollars]	13,607
Annuitized Expense, 10 Years, Maximum [Dollars]	34,256
Annuitized Expense, 10 Years, Minimum [Dollars]	28,932
No Surrender Expense, 1 Year, Maximum [Dollars]	3,150
No Surrender Expense, 1 Year, Minimum [Dollars]	2,594
No Surrender Expense, 3 Years, Maximum [Dollars]	9,626
No Surrender Expense, 3 Years, Minimum [Dollars]	7,969
No Surrender Expense, 5 Years, Maximum [Dollars]	16,344
No Surrender Expense, 5 Years, Minimum [Dollars]	13,607
No Surrender Expense, 10 Years, Maximum [Dollars]	34,256
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 28,932
Item 5. Principal Risks [Table Text Block]	Principal RisksContract Owners should be aware of the following risks associated with owning a variable annuity:Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.•Living benefits are designed to offer greater payouts the longer that the contract is in force.•Living benefits are designed to discourage Early Withdrawals and/or excess withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the ContractThe following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (Return of Premium)	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000 • Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Spousal Protection Feature	Second death benefit	None
• One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 80 or younger at contract
issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-
Annuitant after contract issuance, the date of
marriage must be after the contract issue date and
Nationwide will require the Contract Owner to
provide a copy of the marriage certificate

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Nationwide Retirement Income Rider	Guaranteed lifetime income stream	1.30% (Current Income Benefit Base)
• Guaranteed income stream is not available until the
determining life is age 59 ½ or older
• Benefit is irrevocable
• Not available for beneficially owned contracts
• Nationwide reserves the right to limit or restrict the
available investment options
• Determining life must be between 50 and 80 at
application
• Determining life cannot be changed
• Restrictions exist on the parties named to the
contract

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Joint Option for the Nationwide Retirement Income Rider	Extension of guaranteed lifetime income stream for spouse	0.00% (Current Income Benefit Base)
• Guaranteed income stream is not available until
both spouses are age 59 ½ or older
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned contracts
• Nationwide reserves the right to limit or restrict the
available investment options
• Only available to Contract Owner’s spouse
• Both spouses must be between 50 and 80 at
application
• Restrictions exist on the parties named to the
contract

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (Return of Premium)	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000 • Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Spousal Protection Feature	Second death benefit	None
• One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 80 or younger at contract
issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-
Annuitant after contract issuance, the date of
marriage must be after the contract issue date and
Nationwide will require the Contract Owner to
provide a copy of the marriage certificate

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Nationwide Retirement Income Rider	Guaranteed lifetime income stream	1.30% (Current Income Benefit Base)
• Guaranteed income stream is not available until the
determining life is age 59 ½ or older
• Benefit is irrevocable
• Not available for beneficially owned contracts
• Nationwide reserves the right to limit or restrict the
available investment options
• Determining life must be between 50 and 80 at
application
• Determining life cannot be changed
• Restrictions exist on the parties named to the
contract

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Premium)
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the ContractThe following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/PersonalIncomeNY/index.html. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.Note: Availability of the Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Investor Class is limited; this underlying mutual fund is not available for direct allocation by the Contract Owner.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/PersonalIncomeNY/index.html. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Investor Class Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.75%*	-15.06%	4.37%	6.66%
Money Market	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Investor Class Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.27%	1.42%	1.07%	0.62%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Personal Income Annuity New York | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Nationwide Personal Income Annuity New York | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]
Nationwide Personal Income Annuity New York | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]
Nationwide Personal Income Annuity New York | PurchasePaymentCreditRiskMember
Prospectus:
Principal Risk [Text Block]
Nationwide Personal Income Annuity New York | ActivetradingMember
Prospectus:
Principal Risk [Text Block]
Nationwide Personal Income Annuity New York | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Nationwide Personal Income Annuity New York | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Nationwide Personal Income Annuity New York | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Nationwide Personal Income Annuity New York | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide Personal Income Annuity New York | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Nationwide Personal Income Annuity New York | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).A CDSC may apply for up to 5 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.•Living benefits are designed to offer greater payouts the longer that the contract is in force.•Living benefits are designed to discourage Early Withdrawals and/or excess withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Nationwide Personal Income Annuity New York | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this contract is subject to the risk of poor investment performance of the investment option(s) available under the contract. Currently, there is only one investment option available for direct allocation by the Contract Owner.• Each investment option has its own unique risks. If the Contract Owner is not satisfied with the available investment option or it does not meet their investment objectives, their only course of action may be to surrender the contract and forego any of its benefits.• Review the prospectus and disclosures for the available investment option before making an investment decision.See Principal Risks.
Nationwide Personal Income Annuity New York | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Nationwide Personal Income Annuity New York | FidelityVariableInsuranceProductsVIPFundsManager60PortfolioInvestorClasssMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Investor Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.06%)
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	6.66%
Nationwide Personal Income Annuity New York | FidelityVariableInsuranceProductsFundVIPGovernmentMoneyMarketPortfolioInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Investor Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	0.62%
Nationwide Personal Income Annuity New York | NationwideRetirementIncomeRiderMember
Prospectus:
Name of Benefit [Text Block]	Nationwide Retirement Income Rider
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	• Guaranteed income stream is not available until the determining life is age 59 ½ or older• Benefit is irrevocable• Not available for beneficially owned contracts• Nationwide reserves the right to limit or restrict the available investment options• Determining life must be between 50 and 80 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Retirement Income Rider
Nationwide Personal Income Annuity New York | SpousalProtectionMember
Prospectus:
Name of Benefit [Text Block]	Spousal Protection Feature
Purpose of Benefit [Text Block]	Second death benefit
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner• Only available to Contract Owner’s spouse• Spouses must be Co-Annuitants• Both spouses must be 80 or younger at contract issuance• Spouses must be named as beneficiaries• No other person may be named as Contract Owner, Annuitant, or primary beneficiary• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificateName of BenefitPurposeMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Spousal Protection Feature
Nationwide Personal Income Annuity New York | JointOptionfortheNationwideRetirementIncomeRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Joint Option for the Nationwide Retirement Income Rider
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Guaranteed income stream is not available until both spouses are age 59 ½ or older• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Nationwide reserves the right to limit or restrict the available investment options• Only available to Contract Owner’s spouse• Both spouses must be between 50 and 80 at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Retirement Income Rider
Nationwide Personal Income Annuity New York | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:(1) the Contract Value; or(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
Calculation Method of Benefit [Text Block]	Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $74,000 and her total purchase payments (adjusted for amounts withdrawn) = $76,000. The death benefit for
Ms. P’s contract will equal $76,000.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
		(1)	the Contract Value; or
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. The standard death benefit applies. Ms. P’s total purchase payments = $4,500,000. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,500,000 or 0.667. The death benefit for
Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,000,000 x 0.667) + $3,500,000(1 - 0.667), which is
$2,666,667 + $1,165,500
The death benefit for Ms. P’s contract is $3,832,167.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Nationwide Personal Income Annuity New York | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit (Return of Premium)
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Nationwide may limit purchase payments to $1,000,000• Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	Standard Death Benefit (Return of Premium)